Shareholders' Equity - Narrative (Details) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 18, 2016	Nov. 30, 2016	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 01, 2016
Authorized Shares [Abstract]
Authorized Share Capital Value				$ 200,000,000	$ 200,000,000
Common Shares [Abstract]
Merger price per share	$ 137.50
Special dividend per share	$ 3.00
Percentage ownership	100.00%
Common shares, shares issued	1			100,000,000	87,237,220
Common shares, par value	$ 1.00			$ 0.00000001	$ 1
Total share capital				$ 1.00
Preferred Shares [Abstract]
Preferred shares, par value				$ 1	$ 1
Loss on redemption of preferred shares				$ 4,908,000	$ 0	$ 0
Redemption price							$ 25
Preferred stock cash payment per share	$ 1.25
Preferred stock cash payment	$ 43,000,000
Restriction on common dividends	67.00%			67.00%
Preferred stock exchanged			0
Dividends upon redemption		$ 2,000,000
Series D 6.5% cumulative
Preferred Shares [Abstract]
Preferred stock exchanged			(6,415,264)
Series E 7.25% cumulative
Preferred Shares [Abstract]
Preferred stock exchanged			(11,753,798)
Series F 5.875% non-cumulative
Preferred Shares [Abstract]
Preferred stock exchanged			(7,320,574)